6. Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt Details
Vehicle loan		$ 32	$ 51
Equipment loan	12	15	27
Office term loan		134	171
Total	12	181	249
Less current portion	(12)	(73)	(65)
Balance	$ 0	$ 108	$ 184